Earnings per share -Reconciliation between basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Net loss (in US$)	$ (144,554,000)	$ (24,970,000)
Weighted average ordinary shares outstanding (in numbers)	29,912,257	6,628,695
Net loss per ordinary share (in US$):
Basic loss per ordinary share	$ (4.83)	$ (3.77)
Diluted loss per ordinary share	$ (4.83)	$ (3.77)